Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital common stock [member]	Issued capital preferred stock [member]	Additional paid-in capital common stock [member]	Additional paid-in capital preferred stock [member]	Other reserves [member]	Revaluation surplus [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance (Adjusted [member]) at Dec. 31, 2017	$ 1,140,151	$ 82,600	$ 42,023	$ 234,567	$ 469,273	$ (59,184)	$ 58,382	$ 446,398	$ 1,274,059	$ (133,908)
Statement [LineItems]
Net profit (loss)	1,143							(24,803)	(24,803)	25,946
Other comprehensive income (loss)	(43,555)					(22,846)	(20,448)		(43,294)	(261)
Sale of subsidiaries	(7,674)									(7,674)
Dividends decreed	(97,604)							(35,508)	(35,508)	(62,096)
Ending balance at Dec. 31, 2018	992,461	82,600	42,023	234,567	469,273	(82,030)	37,934	386,087	1,170,454	(177,993)
Statement [LineItems]
Net profit (loss)	(893,995)							(913,712)	(913,712)	19,717
Other comprehensive income (loss)	(34,202)					(36,785)	2,761		(34,024)	(178)
Sale of subsidiaries	(7,712)									(7,712)
Dividends decreed	(51,385)							(15,385)	(15,385)	(36,000)
Ending balance at Dec. 31, 2019	5,167	82,600	42,023	234,567	469,273	(118,815)	40,695	(543,010)	207,333	(202,166)
Statement [LineItems]
Net profit (loss)	(1,094,135)							(1,086,935)	(1,086,935)	(7,200)
Other comprehensive income (loss)	(12,804)					(14,465)	1,074		(13,391)	587
Non-controlling interest increase	(200,000)							(395,612)	(395,612)	195,612
Ending balance at Dec. 31, 2020	$ (1,301,772)	$ 82,600	$ 42,023	$ 234,567	$ 469,273	$ (133,280)	$ 41,769	$ (2,025,557)	$ (1,288,605)	$ (13,167)